Operating charges (Tables)	12 Months Ended
Dec. 31, 2017
Operating charges
Schedule of research and development expenses

	Years ended December 31,
Thousands of euros	2017	2016	2015
Employee benefits expenses	6,931	5,000	3,500
Depreciation and amortization	3,352	3,115	2,604
Impairment losses	10,636	—	1,121
Lab fees and other operating expenses	20,114	9,265	8,868
Other expenses	3,180	4,074	3,540

Total	44,213	21,454	19,633

Schedule of general and administrative expenses

	Years ended December 31,
Thousands of euros	2017	2016	2015
Employee benefits expenses	4,698	3,949	2,772
Depreciation and amortization expense	202	89	668
Services and other sundry expenses	4,880	3,240	2,227
Other expenses	93	1,085	1,016

Total	9,873	8,363	6,683

Schedule of employee benefits expenses and mandate contractors

	Years ended December 31,
Thousands of euros	2017	2016	2015
Wages, salaries, fees and bonuses	8,804	6,968	5,097
Social security cost	1,033	889	624
Group & Hospitalization insurance	101	97	43
Share-based compensation	1,623	914	148
Other expenses	68	82	360

Total	11,629	8,949	6,272

Schedule of number of employees (full-time equivalents)
	As at December 31,
Number of employees and mandate contractors	2017	2016	2015
Research and development staff	62	56	43
General and administrative staff	27	24	20

Total	89	80	63